Special Purpose Entities	12 Months Ended
Dec. 31, 2020
Variable Interest Entity Disclosure [Abstract]
Special Purpose Entities
15. Special Purpose Entities
The Company has formed various SPEs to finance the development and construction of its energy storage systems. These SPEs, which are structured as limited liability companies, obtain financing from outside investors and purchase projects from the Company under master purchase agreements by making an upfront payment to the Company for such energy storage systems. As more fully described in Note 2, the Company accounts for the large upfront payment received from the SPE as a financing obligation. The legal purchase of the energy storage system does not affect the Company’s legal or constructive obligation to the host customer.
Consolidated VIE
In September 2013, the Company entered into agreements to form SCF 1, LLC (“SCF 1”) and consolidated this SPE under the VIE consolidation model. During 2018, the Company acquired the outstanding non-controlling
interests of SCF 1 which remained a VIE upon reconsideration at the acquisition.

As of December 31, 2020 and 2019, the Company’s consolidated total assets include the assets of SCF 1 that can only be used to settle the liabilities, if any, of SCF 1. The assets and liabilities of SCF 1 are comprised primarily of the following:

	Year Ended December 31,
	2020	2019
Energy storage systems, net	$1,463	$1,785
Deferred revenue, current	$283	$283
Deferred revenue, noncurrent	$1,047	$1,369
Other liabilities	$239	$307
Unconsolidated VIEs
On January 23, 2015, June 7, 2016, and June 30, 2017 the Company entered into agreements to form three Limited Liability Companies: Stem Finance SPV II, LLC (“SPV II”), Stem Finance SPV III, LLC (“SPV III”), and Generate-Stem LCR, LLC (“SPV IV”), respectively, which are accounted for as unconsolidated VIEs because the Company lacks the power to direct the activities that most significantly impact the economics of these entities. Although the Company is not the primary beneficiary of these entities, due to its significant continuing involvement in the generation of cash flows of the energy storage systems and legal responsibilities under the host customer contract, the Company is required to include the assets, liabilities, revenues, and expenses of these entities in its consolidated financial statements. The significant activities involve deciding which energy storage systems to be purchased by the SPE and setting of the annual operating budgets which govern the ongoing operation and maintenance of the energy storage systems. Both of these activities significantly impact the revenue, expenses, and resulting residual returns or losses that will accrue to the investors of the SPE and require approval by both Stem and the other third-party investor. Stem, the non-managing
member of the SPE, shares power through its rights to (i) agree on SPE purchases of energy storage systems in the master purchase agreement, and (ii) approve the annual operating budgets in the operating and maintenance agreement. The other investor shares power through its rights as the managing member in the SPE. As a result, power is shared with the other investors in the SPE who are not considered related parties (including de facto agency relationships) of the Company. Investments in such SPEs are accounted for under the equity method of accounting and are recorded within other noncurrent assets on the consolidated balance sheets. The Company’s maximum loss exposure from these entities is limited to the aggregate carrying amount of its equity method investments. As of December 31, 2019, the Company had not provided, and is not required to provide, financial support through a liquidity arrangement or otherwise, to its SPEs, including circumstances in which it could be exposed to further losses (e.g., cash shortfalls). The Company’s cumulative share of the earnings/(losses) in SPV II, SPV III and SPV IV was $0.1 and $0.2 million for the years ended December 31, 2020 and 2019.
The following table summarizes additional information about our equity method investments, SPV II, SPV III and SPV IV:

	SPV II	SPV III	SPV IV
Date formed	January 23, 2015	June 7, 2016	June 30, 2017
Initial ownership %	49%	50%	50%
Stem’s interest	100% of Class A shares	100% of Class B shares	100% of Class B shares
Initial distributions:
Class A	10% (Stem)	80% (Stem—50%)	97.5%
Class B	90%	20% (Stem—100%)	2.5% (Stem)
As of December 31, 2020 and 2019, the Company’s investment in its unconsolidated SPE’s, recorded within other noncurrent assets on the consolidated balance sheets, was as follows (in thousands):

	December 31,
	2020	2019
Investment in SPV II	$—	$—
Investment in SPV III	487	695
Investment in SPV IV	257	148

Total equity method investments	$744	$843

As discussed in Note 2, the Company accounts for the legal sales of the energy storage systems to the SPEs as a financing obligation. This is because we have significant continuing involvement in the generation of cash flows of the energy storage systems and continue to be legally responsible under the host customer contract. Accordingly, in addition to the equity method investment, the Company has the following financing obligations associated with energy storage systems legally sold to the unconsolidated SPEs (in thousands):

	Year Ended December 31,
	2020	2019
Financing obligation, current portion	$14,914	$6,373
Financing obligation, noncurrent	$73,128	$74,640
Interest expense related to the financing obligations was $6.9 million and $5.8 million for the years ended December 31, 2020 and 2019, respectively.
As a result of being the accounting owner of energy storage systems sold to the SPEs and retaining the obligation to provide energy optimization services to host customers, the Company records the carrying value of energy storage system assets and obligations under the customer host contracts on its consolidated balance sheet. These balances were as follows as of December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Energy storage systems, net	$91,593	$98,358
Deferred revenue, current	$3,713	$3,507
Deferred revenue, noncurrent	$8,265	$6,302
Other liabilities	$3,178	$2,608
Because the Company is the legal
party
responsible for providing services to the host customer and significantly involved in generating the revenue under the host customer arrangements, the Company records the revenue associated with services, and separately records payments to the VIE as debt and interest payments. Revenues recognized by the Company associated with energy storage systems legally sold to the unconsolidated SPEs were $12.8 million and $8.8 million for the years ended December 31, 2020 and 2019, respectively. Such revenues are inclusive of incentive fees, consistent with the Company’s revenue policy. Depreciation expense recognized within cost of service revenue by the Company for the energy storage systems legally sold to the unconsolidated SPEs was $11.8 million and $7.1 million for the years ended December 31, 2020 and 2019, respectively.